Intangible and tangible assets - Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 32,484	$ 33,528	$ 33,178	$ 28,922
Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	8,829	8,807	8,346
Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	7,652	6,964	7,225
Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	13,806	15,510	15,580
Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 2,197	2,247	2,027
Other intangible assets | Minimum
Goodwill and other intangible assets
Finite useful life	3 years
Other intangible assets | Maximum
Goodwill and other intangible assets
Finite useful life	20 years
Gross value/Cost
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 50,932	53,809	51,204
Gross value/Cost | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	9,728	9,738	9,357
Gross value/Cost | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	17,382	16,559	15,966
Gross value/Cost | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	16,637	20,300	20,138
Gross value/Cost | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	7,185	7,212	5,743
Depreciation, amortization and impairment
Goodwill and other intangible assets
Intangible assets, including goodwill	(18,448)	(20,281)	(18,026)
Depreciation, amortization and impairment | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	(899)	(931)	(1,011)
Depreciation, amortization and impairment | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(9,730)	(9,595)	(8,741)
Depreciation, amortization and impairment | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(2,831)	(4,790)	(4,558)
Depreciation, amortization and impairment | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ (4,988)	$ (4,965)	$ (3,716)